Note 16 - Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	2019	2018	2017
Numerator
Net loss from continuing operations	$(11,434,632)	$(8,422,117)	$(7,908,851)
Net income (loss) from discontinued operations	$5,481,757	$(7,900,662)	$(4,888,946)
Net loss	$(5,952,875)	$(16,322,779)	$(12,797,797)
Denominator
Weighted average number of common shares outstanding	288,216,378	282,098,432	259,771,793
Weighted average number of common shares outstanding - diluted	288,216,378	282,098,432	259,771,793
Basic and diluted loss per share, continuing operations	$(0.04)	$(0.03)	$(0.03)
Basic and diluted income (loss) per share, discontinued operations	$0.02	$(0.03)	$(0.02)

Basic and diluted loss per share	$(0.02)	$(0.06)	$(0.05)